REVENUES	6 Months Ended
Jun. 30, 2019
Revenues [Abstract]
REVENUES
NOTE 9:-       REVENUES

The Company recognizes contract liabilities, or deferred revenues, when it receives advance payments from customers before performance obligations have been performed. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period.

The following table presents the changes in deferred revenues balance during the six months ended June 30, 2019:

Six months ended June 30, 2019

Balance, beginning of the period	$3,873
New performance obligations	8,770
Reclassification to revenue as a result of satisfying performance obligations	(2,608)

Balance, end of the period	10,035
Less: long-term portion of deferred revenue	6,265
Current portion, end of period	$3,770

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of June 30, 2019, which are expected to be satisfied and recognized in future periods:

	Remaining 2019	2020	2021 and thereafter
Unsatisfied performance obligations	$16,114	$10,330	$6,265

The Company elected to apply the optional exemption under ASC 606 paragraph 10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.